Derivative Instruments and Hedging Activities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Issued notes	$ 400
Forecasted debt issuance variable rate period	3-month LIBOR
Ineffective portion of the cash flow hedges	2
Loss from the termination of the interest rate swap agreement	21	23
Percentage of interest rate swap effectiveness		100.00%
Interest rate swap recorded in other comprehensive income	23
Decrease in interest expense due to amortization of net gains on termination of interest rate swap agreement	6	10	12
Additional expense related to the cash flow hedge terminated	$ 2